                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended September 30, 2009

                Check here if Amendment [_]; Amendment Number:

                       This Amendment (Check only one.):
                             [_] is a restatement.
                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endeavour Capital Advisors, Inc. (1)

Address:   289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn M. Hofsess

Title:     Chief Financial Officer

Phone:     203-618-0101

Signature, Place, and Date of Signing:

  /s/ Glenn M. Hofsess         Greenwich, CT         11/16/09
------------------------  ------------------------  -----------
         (Name)                (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41 items

Form 13F Information Table Value Total:  $497,029 (thousands)

List of Other Included Managers:  Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -----------  --------- ---------  --------------------  ---------- -------- ----------------------
                                                                                                          VOTING       VOTING
                              TITLE OF                VALUE     SHRS OR   SH/   PUT/ INVESTMENT  OTHER   AUTHORITY   AUTHORITY
      NAME OF ISSUER            CLASS      CUSIP    (X $1000)   PRN AMT   PRN   CALL DISCRETION MANAGERS   SOLE         NONE
---------------------------- -----------  --------- ---------  ---------- ----  ---- ---------- -------- ---------   ----------
ALLIED WRLD ASSUR COM HLDG L     SHS      G0219G203     6,826     142,418  SH           SOLE      NONE      43,905       98,513
ALLSTATE CORP                    COM      020002101     6,948     226,900  SH           SOLE      NONE      68,900      158,000
AMERICAN EXPRESS CO              COM      025816109    16,319     481,380  SH           SOLE      NONE     147,362      334,018
AMERICAN FINL GROUP INC OHIO     COM      025932104    11,042     433,000  SH           SOLE      NONE     131,200      301,800
ARCH CAP GROUP LTD               ORD      G0450A105     9,402     139,210  SH           SOLE      NONE      42,492       96,718
ASPEN INSURANCE HOLDINGS LTD     SHS      G05384105     3,228     121,962  SH           SOLE      NONE      37,062       84,900
ASSURANT INC                     COM      04621X108    21,522     671,310  SH           SOLE      NONE     173,110      498,200
BANK OF AMERICA CORPORATION      COM      060505104    24,728   1,461,460  SH           SOLE      NONE     383,615    1,077,845
BB&T CORP                        COM      054937107    20,866     766,010  SH           SOLE      NONE     210,710      555,300
CME GROUP INC                    COM      12572Q105     2,373       7,700  SH           SOLE      NONE       2,350        5,350
COBIZ FINANCIAL INC              COM      190897108     4,977     999,310  SH           SOLE      NONE     314,110      685,200
DISCOVER FINL SVCS               COM      254709108    10,259     632,100  SH           SOLE      NONE     192,602      439,498
EVEREST RE GROUP LTD             COM      G3223R108     2,315      26,400  SH           SOLE      NONE       8,000       18,400
FIDELITY NATIONAL FINANCIAL     CL A      31620R105     5,815     385,600  SH           SOLE      NONE     117,000      268,600
FIRST HORIZON NATL CORP          COM      320517105    12,093     914,063  SH           SOLE      NONE     276,793      637,270
GENWORTH FINL INC             COM CL A    37247D106    15,196   1,271,636  SH           SOLE      NONE     364,876      906,760
GOLDMAN SACHS GROUP INC          COM      38141G104    24,649     133,709  SH           SOLE      NONE      40,811       92,898
HILLTOP HOLDINGS INC             COM      432748101     5,219     425,732  SH           SOLE      NONE     145,022      280,710
HORACE MANN EDUCATORS CORP N     COM      440327104     4,332     310,088  SH           SOLE      NONE      93,938      216,150
JPMORGAN CHASE & CO              COM      46625H100    25,542     582,890  SH           SOLE      NONE     158,143      424,747
MONTPELIER RE HOLDINGS LTD       SHS      G62185106     4,602     282,000  SH           SOLE      NONE      85,600      196,400
MORGAN STANLEY                 COM NEW    617446448    13,522     437,890  SH           SOLE      NONE     131,790      306,100
NATIONAL FINL PARTNERS CORP      COM      63607P208     1,118     128,200  SH           SOLE      NONE      38,800       89,400
NATIONAL PENN BANCSHARES INC     COM      637138108     5,625     920,602  SH           SOLE      NONE     280,690      639,912
NEW YORK CMNTY BANCORP INC       COM      649445103     7,751     678,692  SH           SOLE      NONE     678,692            0
OCWEN FINL CORP                COM NEW    675746309     4,554     402,267  SH           SOLE      NONE     122,023      280,244
PARTNERRE LTD                    COM      G6852T105     2,688      34,940  SH           SOLE      NONE      10,740       24,200
PLATINUM UNDERWRITER HLDGS L     COM      G7127P100     4,552     127,000  SH           SOLE      NONE      38,500       88,500
PRUDENTIAL FINL INC              COM      744320102     7,870     157,680  SH           SOLE      NONE      40,180      117,500
REGIONS FINANCIAL CORP NEW       COM      7591EP100     6,181     995,260  SH           SOLE      NONE     306,465      688,795
RENAISSANCERE HOLDINGS LTD       COM      G7496G103     4,267      77,930  SH           SOLE      NONE      23,805       54,125

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------ --------- ---------  --------------------  ---------- -------- ----------------------
                                                                                                          VOTING       VOTING
                              TITLE OF                VALUE     SHRS OR   SH/   PUT/ INVESTMENT  OTHER   AUTHORITY   AUTHORITY
      NAME OF ISSUER            CLASS      CUSIP    (X $1000)   PRN AMT   PRN   CALL DISCRETION MANAGERS   SOLE         NONE
---------------------------- ------------ --------- ---------  ---------- ----  ---- ---------- -------- ---------   ----------
SELECT SECTOR SPDR TR        SBI INT-FINL 81369Y605    97,110   6,500,000       PUT     SOLE      NONE   1,980,000    4,520,000
STANCORP FINL GROUP INC          COM      852891100    15,599     386,400  SH           SOLE      NONE      73,400      313,000
SUNTRUST BKS INC                 COM      867914103    15,942     706,980  SH           SOLE      NONE     101,088      605,892
TORCHMARK CORP                   COM      891027104     7,939     182,800  SH           SOLE      NONE      55,400      127,400
UMPQUA HLDGS CORP                COM      904214103    11,220   1,058,450  SH           SOLE      NONE     322,142      736,308
UNITED CMNTY BKS BLAIRSVLE G   CAP STK    90984P105     3,865     772,900  SH           SOLE      NONE     234,400      538,500
US BANCORP DEL                 COM NEW    902973304    13,788     630,740  SH           SOLE      NONE     190,264      440,476
WASHINGTON FED INC               COM      938824109     8,965     531,730  SH           SOLE      NONE     160,830      370,900
WELLS FARGO & CO NEW             COM      949746101    19,560     694,110  SH           SOLE      NONE     152,410      541,700
XL CAP LTD                      CL A      G98255105     6,661     381,500  SH           SOLE      NONE     116,100      265,400
                                                    ---------  ----------                                ---------   ----------
                                                      497,029  26,220,949                                8,095,320   18,125,629